Assets and Liabilities Held for Sale and Discontinued Operations - Net Income/(Loss) of Equity Method Investments (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 15, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss)/income from discontinued operations		$ (82,352)	$ 594,439
Equity method investments		184,693		$ 52,215
Realized accumulated comprehensive losses on disposal of investment in affiliate		$ 0	$ (43,380)
Golar Partners and Hygo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (6,892)
Gain on disposal	575,056
Net (loss)/income from discontinued operations	568,164
Golar Partners and Hygo | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investments	257,200
Discontinued operation, transaction cost	2,600
Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	8,116
Golar LNG Partners | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fees incurred in relation to the release of tax indemnity guarantee liability	2,100
Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	(15,008)
Hygo Energy Transition Ltd | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Realized accumulated comprehensive losses on disposal of investment in affiliate	$ 43,400